MASSSMUTUAL PREMIER FUNDS

Supplement dated March 1, 2013 to the

Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information replaces the information for Mitch Williams found on page 57 under the heading Portfolio Manager relating to the Value Fund in the section titled Management:

Michael S. Levine is a portfolio manager with OFI Institutional. He has managed the Fund since February 28, 2013. Effective as of March 11, 2013, Laton Spahr will replace Mr. Levine as portfolio manager of the Fund.

Effective immediately, the following information replaces the information for Mitch Williams of OFI Institutional Asset Management, Inc. (“OFI Institutional”) found on page 115 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Michael S. Levine, CFA

is the portfolio manager of the Value Fund. Mr. Levine has been a Senior Portfolio Manager of OFI Institutional since November 2000 and a Vice President of OFI since June 1998.

Effective as of March 11, 2013, Laton Spahr will replace Mr. Levine as portfolio manager of the Fund.

Laton Spahr, CFA

is the portfolio manager of the Value Fund. Mr. Spahr was a Senior Portfolio Manager at Columbia Management Investment Advisers, LLC (“Columbia Management”) from 2003 to 2013 and was an Equity Analyst at Columbia Management from 2001 to 2002.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-13-04

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Value Fund

Supplement dated March 1, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information for Mitch Williams under the heading Portfolio Manager in the section titled Management:

Michael S. Levine is a portfolio manager with OFI Institutional. He has managed the Fund since February 28, 2013. Effective as of March 11, 2013, Laton Spahr will replace Mr. Levine as portfolio manager of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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